Leases - Residual value exposures (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Residual value exposures
Unguaranteed residual values of finance lease contracts	£ 207	£ 142
Unguaranteed residual values of hire purchase agreements	41	51
Unguaranteed residual values	488	535
0-1 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	88	43
Unguaranteed residual values of hire purchase agreements	38	24
Unguaranteed residual values	181	126
After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	20	27
Unguaranteed residual values of hire purchase agreements	2	25
Unguaranteed residual values	75	136
After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	72	46
Unguaranteed residual values of hire purchase agreements	1	2
Unguaranteed residual values	179	220
After 5 years
Residual value exposures
Unguaranteed residual values of finance lease contracts	27	26
Unguaranteed residual values	53	53
Transportation
Residual value exposures
Unguaranteed residual values of operating leases	137	233
Transportation | 0-1 years
Residual value exposures
Unguaranteed residual values of operating leases	29	24
Transportation | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	22	60
Transportation | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	69	128
Transportation | After 5 years
Residual value exposures
Unguaranteed residual values of operating leases	17	21
Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	19	22
Cars and light commercial vehicles | 0-1 years
Residual value exposures
Unguaranteed residual values of operating leases	5	5
Cars and light commercial vehicles | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	7	5
Cars and light commercial vehicles | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	7	12
Other
Residual value exposures
Unguaranteed residual values of operating leases	84	87
Other | 0-1 years
Residual value exposures
Unguaranteed residual values of operating leases	21	30
Other | After 1 year but within 2 years
Residual value exposures
Unguaranteed residual values of operating leases	24	19
Other | After 2 years but within 5 years
Residual value exposures
Unguaranteed residual values of operating leases	30	32
Other | After 5 years
Residual value exposures
Unguaranteed residual values of operating leases	£ 9	£ 6